Trade and Other Payables (Details) - Schedule of trade and other payables - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade And Other Payables Abstract
Trade accounts payable - third parties	SFr 4,767,940	SFr 3,544,384
Other	146,464	153,339
Total trade and other payables	SFr 4,914,404	SFr 3,697,723